INCOME TAXES	7 Months Ended
Dec. 31, 2020
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

10. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Loss before income taxes	$(4,258,786)	$(4,702,285)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery) at statutory income tax rate	(1,149,872)	(1,269,617)
Difference between Canadian and foreign tax rate	(77,921)	(14,199)
Permanent differences	411,581	502,848
Changes in unrecognized deferred tax assets	410,685	403,257
Other adjustments	892,550	97,953
Total income tax expense (recovery)	$487,023	$(279,758)

Current income tax expense (recovery)	$181,315	$(98,695)
Deferred income tax expense (recovery)	$305,708	$(181,063)

The current income tax expense (recovery) and deferred income tax expense (recovery) is in respect of the following geographic regions:

	Seven months ended December 31, 2020
			United States
	Canada	Australia	of America	Total
Current income tax expense	$—	$85,018	$96,297	$181,315
Deferred income tax expense	300,576	1,065	4,067	305,708
Total income tax expense	$300,576	$86,083	$100,364	$487,023

	Twelve months ended May 31, 2020
			United States
	Canada	Australia	of America	Total
Current income tax expense (recovery)	$—	$(98,695)	$—	$(98,695)
Deferred income tax expense (recovery)	(576,004)	394,941	—	(181,063)
Total income tax expense (recovery)	$(576,004)	$296,246	$—	$(279,758)

The composition of the Company's net deferred income tax asset (liability) that has been recognized is as follows:

	As at December 31, 2020
			United States	Total
	Canada	Australia	of America
Deferred tax assets:
Mineral expenditures and capital assets	$1,208,361	$—	$4,109	$1,212,470
Share issue costs	133,563	—	—	133,563
Non-capital losses and others	3,958,388	—	—	3,958,388
	5,300,312	—	4,109	5,304,421
Unrecognized deferred tax assets	(5,066,922)	—	—	(5,066,922)
Deferred tax liabilities	(233,390)	(507,291)	(8,176)	(748,857)
Net deferred income tax liability	$—	$(507,291)	$(4,067)	$(511,358)

	As at May 31, 2020
			United States
	Canada	Australia	of America	Total
Deferred tax assets:
Mineral expenditures and capital assets	$1,181,258	$—	$—	$1,181,258
Share issue costs	130,388	—	—	130,388
Non-capital losses and others	3,908,148	—	—	3,908,148
	5,219,794	—	—	5,219,794
Unrecognized deferred tax assets	(4,818,605)	—	—	(4,818,605)
Deferred tax liabilities	(401,189)	(506,291)	—	(907,480)
Net deferred income tax liability	$—	$(506,291)	$—	$(506,291)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets are as follows:

	Mineral expenditures and other capital assets	Share issue costs	Non- capital losses and others	Total
Expiry 2026 to 2040	$—	$494,677	$11,870,110	$12,364,787
No expiry date	4,475,412	—	4,694,775	9,170,187

Tax attributes are subject to review, and potential adjustments, by tax authorities.